INVESTMENTS IN TRADING SECURITIES - Schedule of Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments in trading securities at cost	$ 3,501,195	$ 3,239,782
Unrealized gains (losses)	(1,288,794)	257,384
Investments in trading securities at fair market value	$ 2,212,401	$ 3,497,166